Document and Entity Information	0 Months Ended
May 14, 2014
Risk/Return:
Document Type	497
Document Period End Date	May 14, 2014
Registrant Name	LAZARD FUNDS INC
Central Index Key	0000874964
Amendment Flag	false
Document Creation Date	May 14, 2014
Document Effective Date	May 14, 2014
Prospectus Date	Apr. 30, 2014